As filed with the Securities and Exchange Commission on March 30, 2005

Registration No.         33-25087
                         811-5678

U.S.SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No._____
Post-Effective Amendment No. 30


and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940,
Amendment No. 29


SMITH BARNEY PRINCIPAL RETURN FUND
(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Office) (Zip Code)

(800) 451-2010
(Registrant's Telephone Number, Including Area Code)

Robert I. Frenkel
Secretary
Smith Barney Principal Return Fund
300 First Stamford Place
Stamford, Connecticut 06902
(Name and Address of Agent of Service)

Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
(check appropriate box)


[X]  Immediately upon filing pursuant to paragraph (b)

[_]  On (date) pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a) (1)

[_]  On (date) 2005 pursuant to paragraph (a) (1)

[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Shares of Common Stock

PART A

PART B

PART C

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                                   PROSPECTUS

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                                  SMITH BARNEY
                             PRINCIPAL RETURN FUND

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Security and Growth Fund

March 30, 2005


Current shareholders may purchase new shares through the reinvestment of dividends and distributions. Except for reinvestment of dividends and distributions, shares of the fund are not currently being offered to investors. Consequently, the fund's assets may be reduced by market fluctuations, a redemption of shares and payment of cash dividends and distributions. A reduction in the fund's net assets may increase the fund's expenses on a per share basis and make it more difficult for the fund to achieve its investment objective.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                               [LOGO] SMITH BARNEY
                                      MUTUAL FUNDS

                 Your Serious Money. Professionally Managed.(R)

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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

Smith Barney Principal Return Fund --
Security and Growth Fund

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Contents
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Investments, risks and performance ........................................    2


More on the fund's investments ............................................    7

Management ................................................................    9

Reinvestment of dividends .................................................   11

Exchanging shares .........................................................   11

Redeeming shares ..........................................................   12

Other things to know about share transactions .............................   14

Dividends, distributions and taxes ........................................   15

Share price ...............................................................   16

Financial highlights ......................................................   18



                                                   Smith Barney Mutual Funds   1

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Investments, risks and performance
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Investment objective


(a) The fund invests a sufficient amount of assets in zero coupon U.S. Treasury securities to provide a return of the shareholder's original investment (including sales charges) by the fund's maturity date at August 31, 2005 (the "Maturity Date"). At February 28, 2005, zero coupon U.S. Treasury securities represented 41.6% of the net assets of the fund.


(b) The remaining assets of the fund are invested to seek long-term appreciation of capital.

Principal investment strategies

Key investments The fund's assets that are not invested in zero coupon U.S. Treasury securities are invested in equity securities of companies the manager believes have the potential to provide above-average capital appreciation. The manager generally focuses on small- and mid-cap companies with market capitalizations in the $500 million to $3 billion range. The manager seeks to obtain the benefits of both a diversified and focused portfolio by investing in a limited number of issuers without any single position representing a material portion of the fund's assets.

Selection process The manager seeks zero coupon securities that will mature within one year before the Maturity Date. The manager expects that the aggregate stated principal amount of the zero coupon securities will be sufficient to meet the fund's objective of repaying the investor's original investment. As the fund's zero coupon securities mature, the proceeds will be invested in short term U.S. government securities.


In selecting individual securities for the actively managed portion of the fund, the manager seeks to identify companies with excellent long-term growth prospects but which are temporarily out of favor with investors. The manager's investment process emphasizes limiting downside risk as an important factor in maintaining favorable risk/reward ratios in the fund.


When analyzing potential investment candidates for the fund, the manager looks for the following factors:

o New or innovative products, especially those likely to enhance revenues and earnings in the next 12 months
o High technology companies with substantial operating leverage and future earning power


2   Smith Barney Principal Return Fund--Security and Growth Fund

o Catalysts such as a change in management, restructuring or other corporate events designed to reduce costs and increase earnings and cash flow
o Themes or trends likely to persist for a number of years that could benefit a company and/or industry
o Companies that are industry leaders or have a market niche differentiating them from other companies
o Strong balance sheets or ones likely to improve in a relatively short period of time as a result of asset sales or rapid growth of earnings and cash flow

Maturity date

On the fund's Maturity Date, the following events will occur:

o     The fund's zero coupon investments will have matured
o     The fund's remaining assets and liabilities will be liquidated
o     The fund's shares will be redeemed

Within seven days after the Maturity Date, proceeds will be distributed to the shareholders and the fund will be terminated

Principal risks of investing in the fund

While the zero coupon component of the fund is designed to return to shareholders their initial investment on the Maturity Date, the fund's net asset value per share may fluctuate substantially prior to the Maturity Date. If you sell your shares prior to the Maturity Date, you may receive less than your initial investment in the fund. Due to the nature of the fund's portfolio, the fund has risks associated with both equity and fixed income investments. Investors could lose money in the fund or the fund's performance could fall below other possible investments if:

o     The U.S. stock market declines
o The market favors value or large capitalization stocks over growth stocks or small and medium capitalization stocks
o An adverse event, such as an unfavorable earnings report about a company in the fund's portfolio, depresses the value of the company's stock
o The manager's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect

The fund's zero coupon securities are also susceptible to certain risks prior to maturity, including


                                                   Smith Barney Mutual Funds   3

o If interest rates go up, the market value of zero coupon securities will go down
o Volatile market prices when compared to securities that pay interest periodically
o Greater sensitivity to changes in interest rates when compared to non-zero coupon securities having similar maturities and yields

The fund may not be appropriate for investors requiring cash distributions from the fund to meet tax obligations or current expenses.


Performance information

The following shows summary performance information for the fund in a bar chart and an average annual total returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of broad-based securities market indices. The bar chart and the information below show performance of the fund's shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for fund shares in the average annual total returns table reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


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                      Security and Growth Fund Total Return
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

      96      97       98       99      00       01      02       03      04
      --      --       --       --      --       --      --       --      --
    8.76%   11.14%  (4.87)%  21.05%   40.37%   4.87%  (16.33)%  31.88%   7.87%

                        Calendar years ended December 31

Quarterly returns


Highest: 19.50% in 1st quarter 2000; Lowest: (12.90%) in 3rd quarter 2002



4   Smith Barney Principal Return Fund--Security and Growth Fund

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                          Average Annual Total Returns
                       For Periods Ended December 31, 2004
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                                                            Since     Inception
                                      1 year    5 years   Inception     Date
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Return Before Taxes                    3.52%+   10.97%+    10.71%++    3/30/95
--------------------------------------------------------------------------------
Return After Taxes on
Distributions(1)                       1.22%+    7.88%+     7.45%++    3/30/95
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of Fund
Shares(1)                              3.53%+    7.98%+     7.46%++    3/30/95
--------------------------------------------------------------------------------
Russell 2000 Index(2)                 18.33%     6.61%     11.35%         *
--------------------------------------------------------------------------------
Lehman Brothers Index(3)               2.33%     6.57%      6.48%        **
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+     Does not include sales charge. Only since inception returns include sales charge because charges were imposed only with respect to the initial sales of shares.
++    Includes initial sales charge.
*     Index comparison begins on 3/30/95.
**    Index comparison begins on 3/31/95.
(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

(2) The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(3) The Lehman Brothers Intermediate Term Government Bond Index ("Lehman Brothers Index") is an unmanaged index of U.S. Treasury and agency securities.


      It is not possible to invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.



                                                   Smith Barney Mutual Funds   5

Fee table

This table sets forth the fees and expenses you may pay if you invest in the fund's shares.

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                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)
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Maximum sales charge (load) imposed on purchases
(as a % of offering price)                                             *
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                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)
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Management fees                                                      0.50%
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Shareholder servicing (12b-1) fees                                   0.25%
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Other expenses                                                       0.15%**
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Total annual fund operating expenses                                 0.90%


* Sales charges were imposed only with respect to the initial sales of shares. There have been no additional sales of shares except through dividend reinvestment. No sales charge applies to reinvestment of dividends in additional shares.

** Based on estimated annualized expenses through maturity date of August 31, 2005.


Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the time periods shown
o     You redeem all of your shares at the end of the period

o Your investment has a 5% return each year -- the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

o     You reinvest all distributions and dividends without a sales charge
o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

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                       Number of years you own your shares
--------------------------------------------------------------------------------


                                1 year   3 years   5 years     Maturity Date**
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Security and Growth Fund          N/A      N/A       N/A            $69
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**    The Maturity Date is August 31, 2005.


6   Smith Barney Principal Return Fund--Security and Growth Fund

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More on the fund's investments
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Zero coupon securities A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. government securities") or issued by private corporate issuers. The fund, however, invests only in zero coupon securities that are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment.

Zero coupon securities of the type held by the fund can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities paying interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the fund may fluctuate over a greater range than shares of other mutual funds that invest in U.S. government securities having similar maturities and yields but that make current distributions of interest. The current net asset value of the fund attributable to zero coupon securities and other debt instruments held by the fund generally will vary inversely with changes in prevailing interest rates.

Each year, the fund will be required to accrue an increasing amount of income on its zero coupon securities utilizing the constant yield method. To maintain its tax status as a pass-through entity and also to avoid imposition of income and excise taxes, the fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as options on securities, stock index futures and options on stock index futures, to hedge against the economic impact of


                                                   Smith Barney Mutual Funds   7
adverse changes in the market value of its securities because of changes in stock market prices. A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Foreign securities The fund may invest up to 10% of its net assets (at the time of investment) in foreign securities. Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments, short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goals.


Portfolio holdings The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.



8   Smith Barney Principal Return Fund--Security and Growth Fund

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Management
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Manager The fund's investment adviser and administrator is Smith Barney Fund
Management LLC ("SBFM" or the "manager"), an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager selects the fund's investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, SBFM does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

John G. Goode has been responsible for the day-to-day management of the fund's portfolio since its inception. Mr. Goode is Chairman and Chief Investment Officer of Davis Skaggs Investment Management, a division of SBFM, and a managing director of CGM. Mr. Goode has 36 years of experience with managing assets and/or performing research with regard to managing assets, all of which have been with SBFM and its predecessors.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the primary portfolio manager and the primary portfolio manager's ownership of securities of the fund.

Management fee During the fiscal year ended November 30, 2004, the manager received a management fee of 0.50% of the fund's average daily net assets.


Shareholder service plan The fund has adopted a shareholder service plan under Rule 12b-1. Under the plan, the fund pays fees for servicing of shareholder accounts.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent ("CTB"



                                                   Smith Barney Mutual Funds   9
or the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services.


Recent Developments In connection with an investigation previously disclosed by Citigroup, the Staff of the SEC has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the fund's investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the SEC.



10  Smith Barney Principal Return Fund--Security and Growth Fund

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.


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Reinvestment of dividends
--------------------------------------------------------------------------------


The fund is currently closed to investors except through reinvestment of dividends or distributions from the fund. The fund's board of trustees may, upon 30 days' notice to shareholders, reopen the fund if the trustees determine the reopening to be in the best interests of the fund and its shareholders.


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Exchanging shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Smith Barney offers   Because the fund is not continuously offering shares, an
a distinctive family   investor who exchanges shares of the fund will not be
of funds tailored to   able to effect an exchange back into the fund. You should
       help meet the   contact your broker-dealer, financial intermediary,
    varying needs of   financial institution or financial consultant (each
      both large and   called a "Service Agent") to exchange into other Smith
     small investors   Barney funds. Be sure to read the prospectus of the Smith
                       Barney fund into which you are exchanging. An exchange is a taxable transaction. If an investor makes an exchange prior to the Maturity Date, the investor may receive an amount less than the investor's original investment in the fund.

                       o You may exchange shares only for Class A shares of most Smith Barney funds.
                       o Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.
                       o You must meet the minimum investment amount for each fund (except for systematic investment plan changes).
                       o If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

--------------------------------------------------------------------------------
 No additional sales   Shares acquired in the exchange will not be subject to
                       charges an initial sales charge at the time of the exchange.


                                                  Smith Barney Mutual Funds   11

      By telephone     If you do not have a brokerage account with a Service
                       Agent, you may be eligible to exchange shares through the fund. To find out, call Smith Barney Mutual Funds
                       Shareholder Services. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                       Stock Exchange ("NYSE") is open. Call Smith Barney Mutual
                       Funds Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

                       You can make telephone exchanges only between accounts that have identical registrations.


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             By mail   If you do not have a brokerage account, contact your
                       Service Agent or write to the sub-transfer agent at the address on the following page.

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Redeeming shares
--------------------------------------------------------------------------------

           Generally   Contact your Service Agent to redeem shares of the fund.

                       If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                       If the shares are held by a fiduciary or corporation, other documents may be required.

                       Your redemption proceeds will be sent within three business days after your request is received in good order.


                       If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check and mailed to your address of record.



12  Smith Barney Principal Return Fund--Security and Growth Fund

             By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                         Smith Barney Principal Return Fund
                         Security and Growth Fund
                         c/o PFPC Inc.
                         P.O. Box 9699
                         Providence, RI 02940-9699

                       Your written request must provide the following:

                       o  The fund name and your account number

                       o  The dollar amount or number of shares to be redeemed
                       o Signatures of each owner exactly as the account is registered


        By telephone   If you do not have a brokerage account with a Service
                       Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call Smith Barney Mutual Funds Shareholder
                       Services at 1-800-451-2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

                       Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on a wire or electronic transfer (ACH).



                                                  Smith Barney Mutual Funds   13

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Other things to know about share transactions
--------------------------------------------------------------------------------

When you exchange or redeem shares, your request must be in good order. These same requirements would apply if the fund reopened to new investment purchases. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund

o     Your account number

o     Dollar amount or number of shares to be exchanged or redeemed
o     Signature of each owner exactly as the account is registered

The fund's sub-transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agent will bear any liability for such transactions.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $50,000
o Are sending signed share certificates or stock powers to the sub-transfer agent
o Instruct the sub-transfer agent to mail the check to an address different from the one on your account
o     Changed your account registration
o     Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

o     Suspend the offering of shares
o     Waive or change minimum and additional investment amounts
o     Reject any purchase or exchange order
o     Change, revoke or suspend the exchange privilege
o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


14  Smith Barney Principal Return Fund--Security and Growth Fund

Share certificates Share certificates for the fund will no longer be issued. If you currently hold share sertificates of the fund, such certificates will continue to be honored.


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Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends and distributions The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Long-term capital gain distributions and dividends are reinvested in additional fund shares. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent or sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.

        Transaction                      Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares         Usually capital gain or loss; long-term
                                         only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions     Long-term capital gain
--------------------------------------------------------------------------------
Dividends                                Ordinary income, potentially taxable at
                                         long-term capital gain rates

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations. Long-term capital


                                                  Smith Barney Mutual Funds   15
gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the fund.


--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------


The fund reinvests dividends at net asset value. The fund effects orders for exchanges or redemption of shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time).

The board of trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method



16 Smith Barney Principal Return Fund--Security and Growth Fund would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In order to redeem or exchange shares at that day's price, you must place your order with your Service Agent or the sub-transfer agent before the NYSE closes. If the NYSE closes early, you must place your order before the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all properly received orders to exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.



                                                  Smith Barney Mutual Funds   17

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


--------------------------------------------------------------------------------
For a share of beneficial interest outstanding throughout each year ended November 30:
--------------------------------------------------------------------------------


   Security and Growth Fund                   2004            2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $  10.16        $   8.46     $  10.24     $   9.92     $   9.56
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.25            0.23         0.24         0.27         0.30
  Net realized and unrealized gain (loss)       0.76            1.73        (1.46)        0.68         3.85
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.01            1.96        (1.22)        0.95         4.15
------------------------------------------------------------------------------------------------------------
Less Dividends and Distributions From:
  Net investment income                        (0.22)          (0.26)       (0.24)       (0.29)       (0.39)
  Net realized gains                              --              --        (0.32)       (0.34)       (3.40)
------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions              (0.22)          (0.26)       (0.56)       (0.63)       (3.79)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $  10.95        $  10.16     $   8.46     $  10.24     $   9.92
------------------------------------------------------------------------------------------------------------
Total Return(1)                                10.07%          24.06%      (12.59)%       9.60%       43.74%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $     83        $     86     $     77     $    100     $    102
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.00%(2)        1.00%        1.00%        0.97%        0.96%
  Net investment income                         2.22            2.54         2.53         2.49         2.91
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           30%             34%          27%          54%          55%
------------------------------------------------------------------------------------------------------------

(1) Performance figures may reflect fee waivers and/or reimbursements. Past performance is not a guarantee of future results. In the absence of fee waivers and/or reimbursements, the total return would be lower.
(2) The investment manager waived a portion of its fees for the year ended November 30, 2004. If such fees were not waived, the expense ratio would have been 1.04%.



18  Smith Barney Principal Return Fund--Security and Growth Fund

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

[LOGO] SMITH BARNEY
       MUTUAL FUNDS

Your Serious Money. Professionally Managed.(R)

Security and
Growth Fund


Investment portfolio of Smith Barney Principal Return Fund


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, or by calling Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad St, New York, New York 10004.


Information about the fund (including the statement of additional information) can be viewed and copied at the Public Reference Room of the Securities and Exchange Commissions (the "Commission") in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


(Investment Company Act
file no. 811-05678)
(FD 01103) (3/05)

                                 March 30, 2005


                       STATEMENT OF ADDITIONAL INFORMATION

                       SMITH BARNEY PRINCIPAL RETURN FUND
                            Security and Growth Fund

                                125 Broad Street
                            New York, New York 10004
                                 (800) 451-2010


      This Statement of Additional Information ("SAI") is not a prospectus. It supplements the information contained in the current Prospectus, dated March 30, 2005, as amended or supplemented from time to time, about the Security and Growth Fund (the "fund"). The fund is an investment portfolio of Smith Barney Principal Return Fund (the "Trust"). This Statement of Additional Information is intended to provide more detailed information about the fund as well as matters discussed in the Prospectus and therefore should be read in conjunction with the Prospectus.

      The Prospectus may be obtained from any Service Agent (as defined on page
20) or by writing to the Trust at the address set forth above or calling the Trust at the toll free telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.


      You may obtain a copy of the Trust's 2004 Annual Report to Shareholders without charge by writing to the Trust at the address set forth above or calling the Trust at the toll free telephone number set forth above.

      Shares of the fund are not currently being offered for sale to new investors. The net asset value per share of the fund prior to the maturity date can be expected to fluctuate substantially due to changes in prevailing interest rates that will affect the current value of the fund's holdings of zero coupon securities, as well as changes in the value of the fund's other holdings. Because the fund is not currently engaged in a continuous offering of shares, it is not benefiting from an inflow of new capital. In addition, because the fund may experience redemptions and capital losses prior to the maturity date (or in preparation for the fund's liquidation at the maturity date) and will pay dividends and distributions in cash to shareholders who so elect, a diminution of its assets resulting from losses, redemptions and dividends and distributions paid in cash could make the fund's investment objectives unachievable; thus the accomplishment of the fund's investment objectives with respect to remaining shareholders that reinvest dividends and distributions could depend in part on the investment decisions of other shareholders.

                                    Contents

Trustees and Executive Officers of the Trust ..............................    2

Investment Objectives and Management Policies .............................    5
Risk Factors ..............................................................   16
Investment Restrictions ...................................................   18
Purchase, Redemption and Exchange of Shares ...............................   19
Portfolio Turnover ........................................................   22
Portfolio Transactions ....................................................   22
Determination of Net Asset Value ..........................................   24
Taxes .....................................................................   24
Investment Management and Other Services ..................................   31
Portfolio Managers ........................................................   34
Other Information About the Trust .........................................   36
Financial Statements ......................................................   37
Appendix A-- Summary of Proxy Voting Policies and Procedures ..............  A-1

                  TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST


      Overall responsibility for management and supervision of the Trust rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust, including agreements with the Trust's investment adviser, distributor, custodian, transfer agent and sub-transfer agent. The day-to-day investment management operations of the Trust are delegated to the Trust's investment adviser and administrator, Smith Barney Fund Management LLC (the "Manager" or "SBFM").

      The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, for the past five years and their ages, are set forth below. The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") is indicated with three asterisks.

                                                       Term of                                      Number of
                                                       Office                                      Portfolios
                                                        and                                          in Fund
                                      Position(s)      Length                                        Complex         Other Board
                                       Held with       of Time     Principal Occupation(s)          Overseen         Memberships
Name, Address, and Year of Birth         Fund          Served*       During Past 5 Years           by Trustee     Held by Trustee**
--------------------------------      -----------      -------     -----------------------         ----------     -----------------
NON-INTERESTED TRUSTEES

Paul R. Ades                            Trustee         Since    Law firm of Paul R. Ades,             16              None
Paul R. Ades PLLC                                       1988     LLC (since 2000); Partner in
181 West Main Street, Suite C                                    law firm of Murov & Ades,
P.O. Box 790                                                     Esq. (1970-2000)
Babylon, NY 11702
birth year: 1940

Dwight B. Crane                         Trustee         Since    Professor--Harvard Business           50              None
Harvard Business School                                 1986     School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
birth year: 1937

Frank G. Hubbard                        Trustee         Since    President of Avatar                   16              None
Avatar International Inc.                               1994     International Inc. (business
87 Whittredge Road                                               development) (since 1998)
Summit, NJ 07901
birth year: 1937

Jerome H. Miller                        Trustee         Since    Retired                               16              None
c/o Smith Barney Mutual Funds                           1995
125 Broad Street
New York, NY 10004
birth year: 1938

Ken Miller                              Trustee         Since    Chairman of Young Stuff               16              None
1407 Broadway                                           1988     Apparel Group, Inc.
6th Floor
New York, NY 10018
birth year: 1942


----------
* Each Trustee and Officer serves until his or her respective successor has been elected and qualified.

** This column includes only directorships of companies required to register or file reports with the Securities and Exchange Commission (the "SEC") under the Securities Exchange Act of 1934, as amended (the "1934 Act"), (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                                       Term of                                      Number of
                                                       Office                                      Portfolios
                                                        and                                          in Fund
                                      Position(s)      Length                                        Complex         Other Board
                                       Held with       of Time     Principal Occupation(s)          Overseen         Memberships
Name, Address, and Year of Birth         Fund          Served*       During Past 5 Years           by Trustee     Held by Trustee**
--------------------------------      -----------      -------     -----------------------         ----------     -----------------
INTERESTED TRUSTEE

R. Jay Gerken***                      Chairman,         Since    Managing Director of                  219             None
Citigroup Asset Management ("CAM")    President and     2002     Citigroup Global Markets Inc.
399 Park Avenue                       Chief                      ("CGM"); Chairman,
4th Floor                             Executive                  President and Chief Executive
New York, NY 10022                    Officer                    Officer of SBFM, Travelers
birth year: 1951                                                 Investment Adviser, Inc.
                                                                 ("TIA") and Citi Fund
                                                                 Management Inc. ("CFM");
                                                                 President and Chief Executive
                                                                 Officer of certain mutual
                                                                 funds associated with
                                                                 Citigroup Inc. ("Citigroup");
                                                                 formerly, portfolio manager
                                                                 of Smith Barney Growth and
                                                                 Income Fund (from 1994 to
                                                                 2000) and Smith Barney
                                                                 Allocation Series Inc. (from
                                                                 1996 to 2001)

OFFICERS

John G. Goode                         Vice President    Since    Managing Director of CGM,             N/A              N/A
CAM                                   and               1995     President and Chief
One Samsone Street, 36th Floor        Investment                 Investment Officer of Davis
San Francisco, CA 94104               Officer                    Skaggs Investment
birth year: 1944                                                 Management, a division of the
                                                                 Manager

Andrew B. Shoup                       Senior Vice       Since    Director of CAM; Senior Vice          N/A              N/A
CAM                                   President         2003     President and Chief
125 Broad Street                      and Chief                  Administrative Officer of
New York, NY 10004                    Administrative             mutual funds associated with
birth year: 1956                      Officer                    Citigroup; Treasurer of certain
                                                                 mutual funds associated with
                                                                 Citigroup; Head of
                                                                 International Funds
                                                                 Administration of CAM (from
                                                                 2001 to 2003); Director of
                                                                 Global Funds Administration of
                                                                 CAM (from  2000 to 2001); Head
                                                                 of U.S. Citibank Funds
                                                                 Administration of CAM (from
                                                                 1998 to 2000)

Martin Hanley                         Investment        Since    Managing Director of CGM              N/A              N/A
CAM                                   Officer           2001     and Investment Officer of
399 Park Avenue                                                  SBFM
New York, NY 10022
birth year: 1965

Kaprel Ozsolak                        Chief             Since    Vice President of CGM;
CAM                                   Financial         2004     Treasurer or Controller of
125 Broad Street                      Officer and                certain funds associated
New York, NY 10004                    Treasurer                  with Citigroup
birth year: 1965

----------
* Each Trustee and officer serves until his or her respective successor has been elected and qualified.

** This column includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (i.e., "public companies") or other investment companies registered under the 1940 Act.

*** Mr. Gerken is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act because he is an officer of the Manager and certain of its affiliates.

                                                        Term of                                      Number of
                                                        Office                                      Portfolios
                                                         and                                          in Fund
                                       Position(s)      Length                                        Complex         Other Board
                                        Held with       of Time     Principal Occupation(s)          Overseen         Memberships
Name, Address, and Year of Birth          Fund          Served*       During Past 5 Years           by Trustee     Held by Trustee**
--------------------------------       -----------      -------     -----------------------         ----------     -----------------
OFFICERS

Robert I. Frenkel                      Secretary and     Since    Managing Director and             N/A             N/A
CAM                                    Chief Legal       2003     General Counsel of Global
300 First Stamford Place               Officer                    Mutual Funds for CAM and
Stamford, CT 06902                                                its predecessor (since 1994);
birth year: 1954                                                  Secretary of CFM; Secretary
                                                                  and Chief Legal Officer of
                                                                  mutual funds associated with
                                                                  Citigroup.

Andrew Beagley                         Chief Anti-       Since    Director, CGM (since 2000);       N/A              N/A
CAM                                    Money             2002     Director of Compliance,
399 Park Avenue, 4th Floor             Laundering         and     North America, CAM (since
New York, NY 10022                     Compliance        2004     2000); Director of
birth year: 1962                       Officer                    Compliance Europe, the
                                       (since 2002)               Middle East and Africa,
                                       and Chief                  CAM (from 1999-2000);
                                       Compliance                 Compliance Officer, Salomon
                                       Officer (since             Brothers Asset Management
                                       2004)                      Limited, Smith Barney Global
                                                                  Capital Management Inc.,

* Each Trustee and officer serves until his or her respective successor has been elected and qualified.

** This column includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (i.e., "public companies") or other investment companies registered under the 1940 Act.


      Each Trustee also serves as a trustee, general partner and/or director of other mutual funds for which CGM serves as a distributor. As of March 2, 2005, Trustees and officers of the fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.

      As of March 2, 2005, to the knowledge of the Trust and the Trustees, no single shareholder or group (as the term is used in Section 13(d) of the 1934
Act) beneficially owned more than 5% of the outstanding shares of the fund.

      The following table shows the amount of equity securities owned by the Trustees in the fund and in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2004:

                                                               Aggregate Dollar
                                                         Range of Equity Securities in
                                                            All Investment Companies
                             Dollar Range of Equity         Associated with Citigroup
Name of Trustee             Securities Owned in Fund         Overseen by the Trustee
---------------             ------------------------    ------------------------------
Interested Trustee
R. Jay Gerken.............             None                         over $100,000

Non-Interested Trustees
Paul R. Ades..............             None                         over $100,000
Dwight B. Crane...........             None                         over $100,000
Frank G. Hubbard..........        $10,001-$50,000                  $10,001-$50,000
Jerome H. Miller..........             None                         over $100,000
Ken Miller................             None                         over $100,000

     None of the Trustees who are not "interested persons" as defined in the 1940 Act ("Non-Interested Trustees") nor their family members had any interest in the manager, CGM, or any person directly or indirectly controlling, controlled by, or under common control with the manager or CGM as of December 31, 2004.

      No director, officer or employee of CGM or any of its affiliates receives any compensation from the Trust for serving as an officer or Trustee. The Trust pays each Trustee who is not a director, officer or employee of CGM or any of its affiliates a fee of $2,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses. Travel and out of pocket expenses totaled $9,421 for the calendar year ended December 31, 2004.

      The following table shows the compensation paid by the Trust to each Trustee during the Trust's last fiscal year and the total compensation paid by the Smith Barney Mutual Funds complex for the calendar year ended December 31, 2004. None of the officers of the Trust received any compensation from the Trust for such period. The Trust does not pay retirement benefits to its Trustees and officers. Officers and Interested Trustees of the Trust are compensated by Citigroup or its affiliates.

                                           Aggregate
                                         Compensation     Number of Portfolios
                        Aggregate       from the Smith      for Which Trustee
                      Compensation       Barney Mutual     Serves Within Fund
Trustee              from the Trust          Funds               Complex
-------              --------------     --------------    --------------------
Paul R. Ades             $5,500            $ 94,837               16
Dwight B. Crane          $3,900            $215,288               50
Frank G. Hubbard         $4,200            $ 73,437               16
R. Jay Gerken            $    0            $      0              219
Jerome H. Miller         $4,000            $ 68,637               16
Ken Miller               $4,200            $ 73,437               16

----------
* Upon attainment of age 80, Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trust together with reasonable out-of-pocket expenses for each meeting attended. During the Trust's last fiscal year aggregate compensation paid by the Trust to Trustees Emeritus totaled $129.


                  INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

      General The prospectus discusses the investment objectives of the fund and the policies to be employed to achieve those objectives. The fund is an open-end, diversified management investment company under the 1940 Act.

      The fund seeks (a) to return to each shareholder on August 31, 2005 (the "Maturity Date") the principal amount of the shareholder's original investment (including any sales charge paid) through investment of a portion of its assets in zero coupon securities ("Repayment Objective") and (b) to the extent consistent with that objective, to provide long-term appreciation of capital through investment of the balance of its assets primarily in equity securities. There can be no assurance that the fund's investment objectives will be achieved.

      Set forth below is supplemental information concerning certain of the securities and other instruments in which the fund may invest, the investment policies and portfolio strategies that the fund may utilize and certain risks involved with those investments, policies and strategies.


      Operation of the fund As of February 28, 2005, zero coupon securities represented approximately 41.6% of the fund's net assets, with the balance of the fund's net assets invested in equity securities and other securities as described below. The fund's zero coupon securities will mature within one year before the Maturity Date and their aggregate stated principal amount is expected to be sufficient to meet the Repayment Objective; the fund will not receive any payments with respect to a zero coupon security prior to the maturity of that security. The fund may hold zero coupon securities in excess of those required to meet the Repayment Objective to the extent the Manager deems appropriate. As the fund's zero coupon securities mature, the proceeds will be invested in direct obligations of the United States government with remaining maturities of one year or less and, in any case, maturing on or prior to the Maturity Date. By the Maturity Date, the fund's remaining equity investments will be sold and other investments will mature, the liabilities of the fund will be discharged or provision made therefor, the fund's shares will be mandatorily redeemed and, within seven days thereafter, the proceeds will be distributed to shareholders and the fund's existence thereafter will be terminated. These arrangements may require the disposition of the fund's equity securities at a time when it is otherwise disadvantageous to do so and may involve selling securities at a substantial loss. On a continuous basis and as the maturity date of the fund approaches, the Board of Trustees will consider the intended liquidation and termination of the fund together with other factors and determine whether liquidation and termination or such other action as it deems appropriate is in the best interests of the Trust and its shareholders. The estimated expenses of liquidation and termination of the fund will be accrued ratably over the entire term of the fund and will be charged to income. These expenses are not expected to affect materially the ordinary annual operating expenses of the fund and, accordingly, should have no effect on the fund's ability to meet the Repayment Objective.

      The fund may satisfy redemption requests and cash payments of dividends and distributions by liquidating a portion of its holdings of zero coupon securities, as well as other investments, provided the fund would have sufficient zero coupon securities remaining to meet the Repayment Objective.


      Thus, the fund's portfolio may be visualized as consisting of two portions: one, its zero coupon securities, which are expected to increase in value by reason of accretion of interest to equal at maturity an amount sufficient to meet the Repayment Objective; the other, its equity securities and all other investments, which represent a variable portion of the fund's assets depending on the performance of those investments, the fund's expenses, the level of dividend reinvestment and the level of redemptions over time. In order to facilitate management of the fund's portfolio, shareholders are urged to reinvest dividends and distributions in additional shares; these amounts will be paid in cash only at the specific election of a shareholder.


Fixed Income Securities


      Zero coupon securities A zero coupon security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States government or one of its agencies or instrumentalities ("U.S. government securities") or issued by private corporate issuers. The fund, however, invests only in zero coupon securities that are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining until maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on those reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forgo the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon and interest-paying securities, there is no reinvestment risk on the principal amount of the investment.


      There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face value only security paying no interest.

      Zero coupon securities of the U.S. government that are currently available are called Separate Trading of Registered Interest and Principal of Securities ("STRIPS") or Coupon Under Book-Entry Safekeeping ("CUBES"). STRIPS and CUBES are issued under programs introduced by the United States Treasury and are direct obligations of the U.S. government. The U.S. government does not issue zero coupon securities directly.

The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve Bank (the "Federal Reserve") may separate the specified treasury notes and bonds into individual interest and principal components. The selected treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service, but the book-entry transfer of interest or principal components is subject to the same fee schedule applicable to the transfer of treasury securities.


      Under the program, in order for a book-entry treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face value initially required for separation of the resulting amount required for each interest payment.


      CUBES, like STRIPS, are direct obligations of the U.S. government. CUBES are coupons that have previously been physically stripped from treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.Investment banks may also strip treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the fund has no present intention of investing in these instruments.


      STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the United States government, a purchaser will receive face value for each of the STRIPS and CUBES provided that the STRIPS and CUBES are held to their due date. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15 in any given year.

      Convertible securities Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Preferred stock Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

      U.S. government securities U.S. government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National, Mortgage Association, General Services Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, Resolution Trust Corporation, District of Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit system. Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the fund will invest in obligations issued by such an instrumentality only if the Manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

Equity Securities

      Although the Manager anticipates that the fund's non-zero coupon security portfolio primarily will be invested in small- to medium-sized companies, it may also be invested in the equity securities of larger, established companies the Manager determines present particular opportunities for capital growth.

      Under normal market conditions, the bulk of the fund's non-zero coupon security portfolio consists of common stocks, but it also may contain other equity securities, including preferred stocks and debt securities convertible into common stocks. Preferred securities and convertible securities will be selected on the basis of their equity characteristics. Ratings by statistical rating organizations generally will not be a factor in the selection process.

      Common Stocks The fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro data share of profits of the corporation, after dividend payments to preferred stockholders. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.


      Warrants A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Because a warrant does not carry with it the right to dividends or voting rights with respect to securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised by its expiration date.


      Foreign securities The fund may invest up to 10% of its net assets (at the time of investment) in foreign securities. Investing in securities of foreign entities and securities quoted or denominated in foreign currencies involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies, Moreover, securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use of or removal of funds or other assets of the fund including the withholding of dividends.


Investment Techniques


      Lending of Portfolio Securities Consistent with applicable regulatory requirements, the fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations, the fund may not lend its portfolio securities to Citigroup or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or U.S. government securities which will be maintained at all times in an amount equal to at least 100% of the current market value (determined by marking to market daily) of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Citigroup, and which is acting as a "finder." In lending its securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The following conditions must be met whenever the fund's portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities or letters of credit from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be gained from such loans would justify the risk. Payments received by the fund in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the fund's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see "Taxes" below).


      Temporary defensive investing The fund may hold at any time up to 10% of the value of its assets in cash and money market instruments in order to cover the fund's expenses, anticipated redemptions, cash payments of dividends and distributions and to meet settlement requirements for securities. In addition, when the Manager believes that, with respect to its equity portfolio, a temporary defensive investment posture is warranted, the fund may invest without limitation in cash and money market instruments. To the extent it holds cash or invests in money market instruments, the fund will not achieve its investment objective of long-term appreciation of capital. Money market instruments in which the fund may invest are: U.S. government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by the Standard & Poor's Rating Group or Prime-2 by Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements. At no time will the fund's investments in bank obligations, including time deposits, exceed 25% of its assets. In addition, the fund will not invest in time deposits maturing in more than seven days if, as a result, its holdings of those time deposits would exceed 5% of the fund's net assets.


      The fund will invest in an obligation of a foreign bank or foreign branch of a United States bank only if the Manager determines that the obligation presents minimal credit risks. Obligations of foreign banks or foreign branches of United States banks in which the fund will invest may be traded in the United States or outside the United States, but will be denominated in U.S. dollars. These obligations entail risks that are different from those of investments in obligations of United States banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements as applied to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

      U.S. government securities in which the fund may invest include: direct obligations of the United States Treasury, and obligations issued or guaranteed by the United States government, its agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality.

      Repurchase agreements The fund may engage in repurchase agreement transactions with certain banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price on an agreed upon date. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by the Manager to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Manager also will review on an ongoing basis the creditworthiness of those banks and dealers with which the fund may enter into repurchase agreements to evaluate the potential risks. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.


      Pursuant to an exemptive order issued by the SEC, the fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      Other Investment Companies The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index, subject to other limitations imposed by the 1940 Act and the rules thereunder. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by fund expenses, including management fees; that is, there will be a layering of certain fees and expenses. Investment in investment companies also may involve the payment of substantial premiums above the value of such companies' portfolio securities. The fund does not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investment justify the payment of any applicable premiums.

      Short Sales The fund may enter into a short sale of securities. Currently, the fund only intends to enter into a short sale of securities issued by exchange-traded funds. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. The fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the fund's total assets.


      When the fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the fund replaces the borrowed securities. To deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


      The fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

Derivatives

      Covered option writing The fund may write covered call options with respect to its portfolio securities. The fund realizes a fee (referred to as a "premium") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the fund has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

      Upon the exercise of a call option written by the fund, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's cost of the security, less the premium received for writing the option. The fund will write only covered options with respect to its portfolio securities. Accordingly, whenever the fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to sell the underlying security if a call option is exercised, the fund will either (a) segregate cash, or equity and debt securities of any grade provided such securities have been determined by the Manager to be liquid and unencumbered ("eligible segregated assets") having a value at least equal to the value of the underlying securities or (b) continue to own an equivalent number of shares of the security or of calls of the same "series" (that is, calls on the same underlying security) with exercise prices equal to or less than those it has written (or, if the exercise prices of the calls it holds are more than the exercise prices of those it has written, it will segregate the difference).

      The fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the fund would purchase, prior to the holder's exercise of an option the fund has written, an option of the same series as that on which the fund desires to terminate its obligation. The obligation of the fund under an option it has written would be terminated by a closing purchase transaction, but the fund would not be deemed to own an option as a result of the transaction. There can be no assurances that the fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the fund ordinarily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the-counter market.

      The fund may also, for hedging purposes, purchase put options on securities traded on national securities exchanges as well as in the over-the-counter market. The fund may purchase put options on particular securities in order to protect against a decline in the market value of the underlying securities below the exercise price less the premium paid for the option. Put options, on individual securities are intended to protect against declines in market value which occur prior to the option's expiration date. Prior to expiration, most options may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

      The fund may purchase options in the over-the-counter market ("OTC options") to the same extent it may engage in transactions in exchange traded options. OTC options differ from exchange traded options in that they are negotiated individually and terms of the contract are not standardized as in the case of exchange traded options. Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options are generally much more available for securities in a wider range of expiration dates and exercise prices than exchange traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities. Accordingly, the fund will treat OTC options as subject to the fund's limitation on illiquid securities until such time as there is a change in the SEC's position.

      Options on stock indexes The fund may, for hedging purposes only, write call options and purchase put options on broad based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money," i.e., the closing level of the index is higher than the exercise price of the option. This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

      The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of the Manager to predict the price movement of the stock index selected. Therefore, whether the fund realizes a gain or loss from the purchase of options on an index depends upon movement in the level of stock prices in the stock market generally. Additionally, because exercises of index options are settled in cash, a call writer such as the fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the fund has written the call, there is also a risk that the market may decline between the time the fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the fund is able to exercise the closing transaction with respect to the securities it holds.


      Futures contracts and options on futures contracts The fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

      The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks.

      The Commodity Futures Trading Commission ("CFTC") recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. The fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the fund is no longer restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. The fund, however, continues to have policies with respect to futures and options thereon as set forth herein. The current view of the staff of the SEC is that a fund's long and short positions in future contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the fund's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

      No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board or trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

      There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the Manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

      Positions in futures contacts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Disclosure of Portfolio Holdings

      The Trust's Board of Trustees has approved policies and procedures developed by CAM, the Citigroup business unit that includes the fund's investment manager, with respect to the disclosure of the fund's portfolio securities and any ongoing arrangements to make available information about the fund's portfolio securities. The policy requires that disclosure of information about the fund's portfolio holdings be in the best interests of the fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of SBFM or CGM or their affiliates be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding the fund's portfolio holdings may never be shared with non-CAM employees, with investors and potential investors (whether individual or institutional), and with third parties unless it is done for legitimate fund business purposes and in accordance with the policy. CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale once it is 25 calendar days old following quarter-end. This passage of time prevents a third party from benefiting from an investment decision made by the fund that has not been fully reflected by the market.

      The fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees no sooner than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end.

      Subject to the provisions relating to "ongoing arrangements," the fund's holdings may also be released with simultaneous public disclosure at least 25 days after quarter end. Typically, simultaneous public disclosure is achieved by posting the information to a CAM or the fund's internet site that is accessible by the public, or through public release by a third party vendor. For the purposes of the policy, the term "ongoing arrangement" is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information following the filing of Form N-Q or Form N-CSR.

      CAM may release limited portfolio holdings information that is not yet considered stale in the following circumstances, subject to the provisions relating to "ongoing arrangements":

         1. The fund's top ten securities, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure.

         2. The fund's (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings and (iii) the performance attribution (e.g., analysis of the fund's outperformance or underperformance of its benchmark based on its portfolio holdings) may be released at any time with simultaneous public disclosure.

         3. A list of securities (that may include fund holdings together with other securities) followed by the fund's portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

         4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

      Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the fund must have a legitimate business purpose for the release of the information, the release of the information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the fund and neither the fund, CAM or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

      The approval of the fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Any exceptions to the policies must be reported to the fund's Board at its next regularly scheduled meeting.

      All ongoing arrangements to make available information about the fund's portfolio securities will be reviewed by the fund's Board no less frequently than quarterly.

      Currently, the fund, along with other funds in the fund complex, discloses portfolio holdings approximately 25 days after calendar quarter end on the website, www.citigroupcam.com.

      Set forth below is a list, as of March 17, 2005, of those parties with who CAM, on behalf of the funds, has authorized ongoing arrangements that include the release of portfolio holding information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The fund's auditor also has access from time to time to a fund's portfolio holdings in connection with performing the audit and related functions.

-------------------------------------------------------------------------------------------
Recipient                              Frequency         Delay Before Dissemination
-------------------------------------------------------------------------------------------
State Street Bank & Trust Co., (Fund   Daily             None
Custodian and Accounting Agent)
-------------------------------------------------------------------------------------------
Institutional Shareholders Services,
(Proxy Voting Services)                As necessary      None
-------------------------------------------------------------------------------------------
Bloomberg                              Quarterly         25 Calendar days after Quarter End
-------------------------------------------------------------------------------------------
Lipper                                 Quarterly         25 Calendar days after Quarter End
-------------------------------------------------------------------------------------------
S&P                                    Quarterly         25 Calendar days after Quarter End
-------------------------------------------------------------------------------------------
Moningstar                             Quarterly         25 Calendar days after Quarter End
-------------------------------------------------------------------------------------------
Vestek                                 Daily             None
-------------------------------------------------------------------------------------------
Factset                                Daily             None
-------------------------------------------------------------------------------------------

      Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

----------------------------------------------------------------------------------------------------------
Baseline                      Daily                     None
----------------------------------------------------------------------------------------------------------
Frank Russell                 Monthly                   1 Day
----------------------------------------------------------------------------------------------------------
Callan                        Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Mercer                        Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
EVestment Alliance            Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
CRA RogersCasey               Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Cambridge Associates          Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Marco Consulting              Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Wilshire                      Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Informa Investment
----------------------------------------------------------------------------------------------------------
Services (Efron)              Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
CheckFree (Mobius)            Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Nelsons Information           Quarterly                 25 Days after Quarter End
----------------------------------------------------------------------------------------------------------
Investors Tools               Daily                     None
----------------------------------------------------------------------------------------------------------
Advent                        Daily                     None
----------------------------------------------------------------------------------------------------------
BARRA                         Daily                     None
----------------------------------------------------------------------------------------------------------
Plexus                        Quarterly                 Sent the 1-3 business day following the end of a
                                                        Quarter
----------------------------------------------------------------------------------------------------------
Elkins/McSherry               Quarterly (Calendar)      Sent the first business day following the end of a
                                                        Quarter
----------------------------------------------------------------------------------------------------------
Quantitative Services Group   Daily                     None
----------------------------------------------------------------------------------------------------------

With respect to each such arrangement, the fund has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the funds. Neither the funds, CAM nor any other affiliated party receives compensation or any other consideration in connection with such arrangements.


                                  RISK FACTORS

      Zero coupon securities Zero coupon securities of the type held by the fund can be sold prior to their due date in the secondary market at their then prevailing market value which, depending on prevailing levels of interest rates and the time remaining to maturity, may be more or less than their value based solely on the amount due at maturity and accretion of interest to date. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. As a result, the net asset value of shares of the fund may fluctuate over a greater range than shares of other mutual funds that invest in U.S. government securities having similar maturities and yields but that make current distributions of interest. The current net asset value of the fund attributable to zero coupon securities and other debt instruments held by the fund generally will vary inversely with changes in prevailing interest rates.

      As an open-end investment company, the fund is required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, because of the price volatility of zero coupon securities prior to maturity, a shareholder who redeems shares prior to the Maturity Date may realize an amount that is greater or less than the purchase price of those shares, including any sales charge paid. Although shares redeemed prior to Maturity Date would no longer be subject to the possible achievement of the Repayment Objective, the amount originally invested in shares not redeemed would remain subject to the possible achievement of the Repayment Objective, provided dividends and distributions with respect to these shares are reinvested. Thus, if the fund is successful in achieving the Repayment Objective, the holder of those remaining shares plus shares acquired through reinvestment of dividends and distributions thereon ("Remaining Shares") would receive at the Maturity Date an amount that equals or exceeds the purchase price of those shares. Nonetheless, the amount received on the Maturity Date in respect of Remaining Shares, when combined with the amount received in respect of shares redeemed prior to the Maturity Date, may be more or less than the aggregate purchase price of all shares purchased.

      Each year, the fund will be required to accrue an increasing amount of income on its zero coupon securities utilizing the constant yield method. To maintain its tax status as a pass-through entity and also to avoid imposition of income and excise taxes, however, the fund will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity.

      Smaller and medium sized companies Securities of smaller and medium sized companies may be subject to limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

      Operational risk In order to generate sufficient cash to meet distribution requirements and other operations needs and to redeem its shares on request, the fund may be required to limit reinvestment of capital on the disposition of its non-zero coupon securities and may be required to liquidate some or all of its non-zero coupon securities over time. The fund may be required to effect these liquidations at a time when it is otherwise disadvantageous to do so. If the fund realizes capital losses on dispositions of non-zero coupon securities that are not offset by capital gains on the disposition of other such securities, the fund may be required to liquidate a disproportionate amount of its zero coupon securities or borrow money, in an amount not exceeding 331/3% of the fund's total assets, to satisfy the distribution and redemption requirements described above. The liquidation of zero coupon securities and the expenses associated with borrowing money in these circumstances could render the fund unable to meet the Repayment Objective.

      Derivative instruments In accordance with its investment policies, the fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable the fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund.

      Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

      Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

      Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the fund are not readily marketable and are subject to the fund's restrictions on illiquid investments.

      Futures contracts and related options. The fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities move in an unanticipated manner. In addition, changes in the value of the fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to the manager's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may be closed out only by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and, as a result of daily price fluctuation limits, there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time. Consequently, the fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

                             INVESTMENT RESTRICTIONS

      These investment restrictions have been adopted by the Trust as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the fund, as defined in the 1940 Act. "Majority" means the lesser of (a) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

      Under the investment restrictions adopted by the Trust on behalf of the fund:

         1. The fund will not invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

         2. The fund will not borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 331/3% of the value of the fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

         3. The fund will not make loans. This restriction does not apply to:
(a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

         4. The fund will invest no more than 25% of the value of its total assets in securities the issuers of which conduct their principal business activities in the same industry. For the purpose of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

         5. The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in disposing of its portfolio securities.

         6. The fund will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

         7. The fund will not issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      Nonfundamental restrictions The following investment restrictions may be changed by a vote of a majority of the Board of Trustees at the same time.

         1. The refund will not purchase securities on margin, except that the fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities

         2. The fund will not invest in oil, gas, mineral leases or other mineral exploration or development programs, except that the fund may invest in the securities of companies that invest in or sponsor those programs.

         3. The fund will not write or sell put options, call options straddles or combinations of those options, except that the fund may write covered call options with respect to its portfolio securities and may, for hedging purposes, only, (i) write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options; and (ii) write or purchase options on futures contracts.

         4. The fund will not purchase any security, except U.S. government securities, if as a result of the purchase, the fund would then have more than 5% of its total assets invested in securities of companies (including predecessor companies) that have been in continuous operation for fewer than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which may have less than three years of continuous operation or relevant business experience.)

         5. The fund will not make investments for the purpose of exercising control or management of any other issuer.

         6. The fund will not invest in warrants, if as a result, more than 2% of the value of the fund's net assets would be invested in warrants that are not listed on a recognized United States stock exchange, or more than 5% of the fund's net assets would be invested in warrants regardless of whether they are listed on such an exchange.

         7. The fund will not invest in time deposits maturing in more than seven days, enter into repurchase agreements having a duration of more than seven days, or purchase instruments lacking readily available market quotations ("illiquid instruments"), if as a result of the purchase the fund's aggregate holdings of illiquid instruments exceed 10% of the fund's net assets.

      The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of its shares in certain states. Should the Trust determine that any commitment is no longer in the best interests of the Trust and its shareholders, the Trust will revoke the commitment by terminating the sale of shares in the relevant state. The percentage limitations set forth above apply at the time of purchase of securities.

                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Purchase of Shares

      Shares of the fund are not currently being offered for sale to new investors, although the fund, upon at least 30 days' notice to shareholders, may commence a continuous offering if the Trustees determine it to be in the best interests of the fund and its shareholders.

Written Redemption Requests


      The Trust is required to redeem shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form. Redemption requests received after the close of regular trading on the New York Stock Exchange ("NYSE") are priced at the net asset value per share next determined.

      The fund normally transmits redemption proceeds for credit to the shareholder's account at a broker-dealer, financial intermediary or financial institution (each called a "Service Agent"), at no charge within three business days after receipt of proper tender except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, these funds will not be invested for the shareholder's benefit without specific instruction and CGM will benefit from the use of temporarily uninvested funds.


      Shares held by CGM as custodian must be redeemed by submitting a written request to the fund. Shares other than those held by CGM as a custodian may be redeemed through an investor's Service Agent, by submitting a written request for redemption to:

         Smith Barney Principal Return Fund
         Security and Growth Fund
         c/o PFPC Inc.
         P.O. Box 9699
         Providence, RI 02940-9699

      A written redemption request must (a) state the number or dollar amount of shares to be redeemed, (b) identify the fund from which the shares are to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Written requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Trust's transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed to be properly received until the Trust's transfer agent receives all required documents in proper form.

      The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets the fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that the disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

Exchange Privilege

      The exchange privilege enables shareholders to acquire shares in another Smith Barney fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be legally sold. Prior to any exchange, the investor should obtain and review a copy of the then current prospectus of the fund into which an exchange is being made. Prospectuses may be obtained from a Service Agent. A shareholder who has redeemed shares of the fund, through the exchange privilege or otherwise, will not be able to purchase new shares of the fund. Also, it is not permitted to exchange into the fund from another fund.


      Upon receipt of proper instructions and all necessary supporting documents in proper form, shares submitted for exchange are redeemed at the then current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. If the account registration of the shares of the fund being acquired is identical to the registration of shares of the fund exchanged, no signature guarantee is required. CGM reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders. The Trust reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

      Except as otherwise noted below, shares of the fund may be exchanged at the net asset value next determined for Class A shares in most of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of fund shares are subject to minimum investment requirements and to the other requirements of the Smith Barney fund into which exchanges are made. Shareholders of the fund who wish to exchange all or a portion of their shares for Class A shares in any of the Smith Barney funds may do so without imposition of any charge. Certain shareholders may be able to exchange shares by telephone. See "Telephone Redemption and Exchange Program."

      During times of drastic economic or market conditions, the fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

Telephone Redemption and Exchange Program

      General Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact Citicorp Trust Bank, fsb (the "transfer agent") at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by the transfer agent upon request.


      Redemptions Redemption requests of up to $50,000 of the fund's shares may be made by eligible shareholders by calling the Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


      Exchanges Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open.


      Additional information regarding the telephone redemption and exchange program Neither the Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Trust and its agents will employ procedures designed to verify the identify of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Trust reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven days' prior notice to shareholders.

      Redemptions-in-kind If the Trust's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders to make a redemption payment wholly in cash, the fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the fund's net assets by distribution in kind of securities from the fund's portfolio in lieu of cash in conformity with SEC rules. Portfolio securities distributed in a redemption-in-kind will be readily marketable, although a shareholder that receives a distribution-in-kind of securities may incur transaction costs in the disposition of those securities and could experience a loss on the securities between the time of such distribution and such disposition.

                               PORTFOLIO TURNOVER


      General The fund does not intend to seek profits through short-term trading of its securities. Nevertheless, the fund will not consider portfolio turnover rate a limiting factor in making investment decisions. The fund cannot accurately predict its portfolio turnover rates, but anticipates that its annual turnover rate will generally not exceed 60%. The turnover rate would be 100% if all of the fund's securities included in the computation of turnover were replaced once during a period of one year. The fund's turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. For the fiscal years ended November 30, 2003 and 2004, the fund's portfolio turnover rates were as follows:

                                                        2003     2004
                                                        ----     ----
         Security and Growth Fund                        34%      30%


                             PORTFOLIO TRANSACTIONS

      Decisions to buy and sell securities for the fund are made by the Manager, subject to the overall review of the Board of Trustees. Although investment decisions for the fund are made independently from those of the other accounts managed by the Manager, investments of the type made by the fund also may be made by those accounts. When the fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securitiees may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding the fund's payment of brokerage commissions:

                                                                 Fiscal Year       Security and
                                                                    Ended             Growth
                                                                 November 30           Fund
                                                                 -----------           ----
Total Brokerage Commissions .................................        2002           $187,097
                                                                     2003           $256,725
                                                                     2004           $239,447

Total Brokerage Commissions paid to CGM .....................        2002           $    180
                                                                     2003           $    880
                                                                     2004           $  3,685

% of Total Brokerage Commissions paid to CGM ................        2002              0.10%
                                                                     2003              0.34%
                                                                     2004              1.54%

% of Total Transactions involving Commissions paid to CGM ...        2002              0.20%
                                                                     2003              0.54%
                                                                     2004              2.01%

      The Manager seeks the best overall terms available in selecting brokers or dealers to execute transactions on behalf of the fund. In assessing the best overall terms available for any transaction the Manager will consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Manager is authorized in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the fund and/or other accounts over which the Manager or its affiliates exercise investment discretion. The fees under the fund's advisory agreement are not reduced by reason of the Manager receiving brokerage and research services. For the fiscal year ended November 30, 2004, the fund directed brokerage transactions totaling $3,033 to brokers because of research services provided. The amount of brokerage commissions paid on such transactions totaled $2,480,131. The Board of Trustees will periodically review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the fund.


      In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 under the 1940 Act, the Trust's Board of Trustees has determined that transactions for the fund may be executed through CGM and other affiliated broker-dealers if, in the judgment of the Manager, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in the transaction, the affiliated broker-dealer charges the fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under the rules adopted by the SEC, CGM may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized CGM to effect such transactions; and (b)CGM annually advises the fund of the aggregate compensation it earned on such transactions.

      The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the fund from directly or indirectly benefiting a Citigroup affiliate in conjunction with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

      The fund held no securities issued by its regular broker-dealers at the end of the fiscal year.

                        DETERMINATION OF NET ASSET VALUE

      When calculated The fund's net asset value is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. On those days, securities held by the fund may nevertheless be actively traded, and the value of the fund's shares could be significantly affected.


      Valuation The Board has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to the manager.

      The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.

      Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

                                      TAXES


      The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

      The Fund and Its Investments


      The fund intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts)derived with respect to its business of investing in such stock, securities or currencies; and, for tax years beginning after October 22, 2004, net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90 percent of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income) and (b)diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issue, or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.


      As a regulated investment company, the fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of
(i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

      The Code imposes a 4% nondeductible excise tax on the fund to the extent the fund does not distribute by the end of any calendar year at least the sum of
(i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

      If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Such dividends would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction the case of corporate shareholders. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the fund failed to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

      The fund will invest in zero coupon securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, the fund will be required to accrue as income a portion of this original issue discount even though the fund will receive no cash payment of interest with respect to these securities. In addition, if the fund acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the fund may elect to include in income each year a portion of this market discount.

      The fund will be required to distribute substantially all of its income (including accrued original issue and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of 4% excise tax referred to above. Therefore, the fund may be required in some years to distribute an amount greater than the total cash income the fund actually receives. In order to make the required distribution in such a year, the fund may be required to borrow or to liquidate securities. The amount of cash that the fund would have to distribute, and thus the degree to which securities would need to be liquidated or borrowing made would depend upon the number of shareholders who chose not to have their dividends reinvested.

      The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

      The fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

      Foreign Investments Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

      Passive Foreign Investment Companies If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains.

      If the fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

      Alternately, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFICstock. The fund may have to distribute this "phantom" income and gain to satisfy its 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of U.S. Shareholders

      Dividends and Distributions. Dividends and other distributions by the fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specific date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

      The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on each capital gains will be entitled to a refund of their pro data share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

      Distributions of net realized long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. All other dividends of the fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

      Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offer capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the fund to an individual in a particular taxable year if 95% or more of the fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the fund; or (ii) the portion of the regular dividends paid by the fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the fund in that taxable year if such qualified dividend income accounts for less than 95% of the fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the fund. For this purpose, "qualified dividend income" generally means income from dividends received by the fund from U.S. corporations and qualified foreign corporations, provided that the fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by the fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

      We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

      If an individual receives a dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extradordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

      Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by the fund that are attributable to dividends received by the fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

      Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

      Sale of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a stockholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share (similar rules apply with regard to exempt-interest dividends received by the shareholder). If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.


      Backup Withholding. The fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

      Notices. Shareholders will receive, if appropriate, various written notices after the close of the fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Taxation of Non-U.S. Shareholders.


      Dividends paid by the fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate).

      In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the fund.

      Recently enacted legislation would generally exempt from United States federal withholding tax properly-designated dividends that (i) are paid in respect of the fund's "qualified net interest income" (generally, the fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the fund's "qualified short-term capital gains" (generally, the excess of the fund's net short-term capital gain over the fund's long-term capital loss for such taxable year). This legislation would apply for taxable years beginning after December 31, 2004 and before January 1, 2008. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).

      Special rules apply to foreign persons who receive distributions from the fund that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50% of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

      However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established U.S. securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the taxable year. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.


Other Taxation

      Dividends, distributions, and redemption proceeds may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

      The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences of them of an investment in the fund.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

      Manager. The Manager, located at 399 Park Avenue, New York, New York 10022, serves as the fund's investment adviser and administrator under the terms of a written investment advisory and administration agreement with the Fund (the "Management Agreement"). The Manager is a wholly-owned subsidiary of Citigroup and an affiliate of CGM. As of December 31, 2004, the Manager had approximately $114.0 billion in assets under management.

      The Management Agreement was most recently approved by the Board of Trustees, including a majority of the Non-Interested Trustees, on July 15, 2004. Subject to the supervision and direction of the Trust's Board of Trustees, the Manager manages the fund's portfolio in accordance with the fund's stated investment objectives and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The Manager pays the salary of any officer and employee who is employed by both it and the fund. The Manager bears all expenses in connection with the performance of its services.

      The Management Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually (a) by the fund's Board or (b) by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and in either event by a majority of the Non-Interested Trustees with such Non-Interested Trustees casting votes in person at a meeting called for such purpose. The fund or the Manager may terminate the Management Agreement on 60 days written notice without penalty. The Management Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

Board Approval of Investment Advisory and Administration Agreement

      At a meeting held on July 15, 2004, the Board of Trustees of the fund considered the continuation of the fund's Management Agreement between the Manager and the fund for another year. The Board of Trustees of the fund, including the Non-Interested Trustees, considered the reasonableness of the investment advisory and administration fee with respect to the fund in light of the extent and quality of the investment advisory services provided and additional benefits received by the Manager and its affiliates in connection with providing services to the fund, compared the fees charged by the Manager to the fund to those charged by the Manager to other funds for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by the Manager with respect to the fund. The Board also considered the performance of the fund relative to a selected peer group, the fund's total expenses in comparison to funds within the peer group, and other factors. For their review, the Board utilized materials prepared by an independent third party. In addition, the Board noted information received at regular meetings throughout the year relating to fund performance and services rendered by the Manager, and benefits accruing to the Manager and its affiliates from administrative and brokerage relationships with affiliates of the Manager. The Board also considered the Manager's research arrangements with brokers who execute transactions on behalf of the fund.

      In analyzing the expenses incurred by the Manager with respect to the fund, the Board members took note of the reports they had received regarding the profitability of the mutual fund business to the Manager and its affiliates. The Board also considered the expenses of the fund in comparison to those of funds within the peer group. The Board noted that it had concluded that the Manager's methodology for allocating the expenses of operating the funds in the complex was reasonable and that the Manager was passing on the benefits of economies of scale to the fund.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement with respect to the fund. The Non-Interested Trustees were advised by separate independent legal counsel throughout the process.

      As compensation for investment advisory and administration services rendered under the Management Agreement, the fund pays the Manager a fee of 0.50% of the value of its average daily net assets.

      For the fiscal years ended November 30, 2004, 2003 and 2002, the fund paid fees to the Manager under the Management Agreement as follows:

                              Fiscal
                               Year           Security and Growth Fund
                              Ended                Management Fee
                              -----           ------------------------
                               2004                  $383,717
                               2003                  $387,149
                               2002                  $434,188


      The Trust bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, shareholders or employees of CGM; SEC fees and state Blue Sky qualifications fees; charges of custodians; transfer and dividend disbursing agents fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses for regulatory purposes and for distribution of existing shareholders; costs of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees of the Trust.


      Code of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the fund, the Manager and the Distributor (as defined below) have adopted codes of ethics that permit their respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.


      A copy of the code of ethics for each of the fund, the Manager and the Distributor is on file with the SEC.

      Proxy Voting Guidelines and Procedures. Although individual board members may not agree with particular policies or votes by the Manager, the Board has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

      Attached as Appendix A is a summary of the guidelines and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of the fund or the manager, on the other. This summary of the guidelines gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that surround individual proxy votes. For that reason, their may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with each fund's investment objectives.


      Information on how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund's website at http://www.CitigroupAM.com and (3) on the SEC's website at http://www.sec.gov.

      Distributor CGM, located at 388 Greenwich Street, New York, New York 10013, serves as the fund's distributor (the "Distributor") pursuant to a written agreement which was approved most recently by the fund's Board of Trustees, including a majority of the Non-Interested Trustees on July 15, 2004.

      To compensate the Distributor for the services it provides and for the expenses it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays the Distributor a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets.

      The following service fees were incurred by the fund pursuant to the Plan during the periods indicated:


               Fiscal Year           Fiscal Year            Fiscal Year
             Ended 11/30/04        Ended 11/30/03         Ended 11/30/02
             --------------        --------------         --------------
                $210,402              $193,579               $217,094

      The Distributor will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, will pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by the Distributor are distribution expenses within the meaning of the Plan and may be paid from amounts received by the Distributor from the fund under the Plan.


      For the fiscal year ended November, 30, 2004, the Distributor incurred the following expenses for the fund:


                                                 Smith Barney
                                                  Financial
                                                  Consultants          Support
           Fund Name                             Compensation         Services
           ---------                             ------------         --------
           Security and
           Growth Fund .................           $122,895            $14,710

      Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Non-Interested Trustees who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to a class of the fund at any time, without penalty, by vote of a majority of the Non-Interested Trustees or by a vote of a majority of the outstanding voting securities of the class (as defined in the 1940 Act). Pursuant to the Plan, the Distributor will provide the fund's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


      Custodian The Trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for the fund. Among other things, State Street calculates the daily net asset value for the fund. Securities may be held for the fund by a sub-custodian bank approved by the fund's trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


      Transfer agent and sub-transfer agent Citicorp Trust Bank, fsb (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer agent. Under the transfer agency agreement, the transfer agent maintains shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.


      PFPC Inc. ( "PFPC"), whose address is P.O. Box 9699, Providence, Rhode Island 02940, serves as a sub-transfer agent of the fund. Under the sub-transfer agency agreement, PFPC maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, PFPC receives a monthly fee from the transfer agent computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

      Independent Registered Public Accounting Firm KPMG LLP has been selected as the Trust's independent registered public accounting firm to audit and report on the fund's financial statements for the current fiscal year ending November 30, 2005.


      Counsel Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the fund.

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York, 10038-4982, serves as counsel to the Non-Interested Trustees of the fund.


Portfolio Managers

      The following tables set forth certain additional information with respect to the fund's portfolio manager. Unless noted otherwise, all information is provided as of November 30, 2004.

      Other Accounts Managed by Portfolio Manager

      The table below identifies the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, where applicable, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

                            15 Registered             3 Other pooled                   96,961 Other accounts with
                            investment companies      investment vehicles              $12.64 billion in total assets
                            with $10.14 billion       with $0.52 billion in assets     under management
                            in total assets under     under management
                            managememt

      Portfolio Manager Compensation

      CAM investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

      CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

      The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

      Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

      Material Conflicts of Interest

      Material conflicts of interest may arise when the fund's portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above. These potential conflicts include:

      Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

      Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

      Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

      Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      Portfolio Manager Securities Ownership

      The table below identifies ownership of fund securities by the portfolio manager.

                                                   Dollar Range of
                 Portfolio Manager(s)           Ownership of Securities
                 --------------------           -----------------------
                     John Goode                           None


                        OTHER INFORMATION ABOUT THE TRUST

      Organization of the Trust The Trust is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated October 18, 1988, as amended (the "Trust Agreement"). On October 14, 1994, the Trust changed its name from Smith Barney Shearson Principal Return Fund to Smith Barney Principal Return Fund. Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share.


      Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust has been structured, and will be operated in such a way, so as to ensure as much as possible, that shareholders will not be liable for obligations of the fund. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustee. The Trust Agreement also provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meets its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement for the general assets of the Trust. The Trustees intend to conduct the operations of the Trust and each of its series in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


      Minimum account size The Trust reserves the right to voluntarily liquidate any shareholder's account in the fund if aggregate net asset value of the shares held in the fund's account is less than $500. (If a shareholder has more than one account in the Trust, each account must satisfy the minimum account size.) The Trust, however, will not redeem shares based solely on market reductions in net asset value. Before the Trust exercises this right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

      Voting rights When matters are submitted for shareholder vote, shareholders of the fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act.

      Annual and Semi-Annual reports The fund sends its shareholders a semi-annual and an audited annual report, each of which includes a listing of the investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by households. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want this consideration to apply to his or her account should contact his or her Service Agent or PFPC.

      Styles of fund management Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

      That's why we offer three "styles" of fund management that can be tailored to suit each investor's unique financial goals.

      Classic Series--portfolio manager driven funds

            The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

      Research Series--driven by exhaustive fundamental securities analysis

            Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, the Research funds focus on well-defined industries, sectors and trends.

      Style Pure Series--a solution to funds that stray

            The Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                              FINANCIAL STATEMENTS


      The fund's Annual Report for the fiscal year ended November 30, 2004, SEC accession number 0001133228-05-000036, filed on February 7, 2005 accompanies this SAI and is incorporated herein by reference in its entirety.

                                                                      APPENDIX A

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES


      The Board of Trustees of the Trust has delegated the authority to develop policies and procedures relating to proxy voting to Smith Barney Fund Management LLC (the "manager"). The manager is part of Citigroup Asset Management ("CAM"), a group of investment advisor affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the manager votes proxies relating to equity securities in the best interest of clients. In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients.


      The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.


      In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services' (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.


      In furtherance of the manager's goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

     CAM maintains a Proxy Voting Committee, of which the manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest in not material, the manager may vote proxies notwithstanding the existence of conflict.

     If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

Exhibit index

b) Exhibits

Exhibit No.                        Description of Exhibit

Item 22. Exhibits

All references are to the Registrant's registration

Statement on Form N-1A as filed with the Securities Exchange Commission (the "SEC"). File Nos. 33-25087 and 811-5678).

(a)(1) Registrant's Master Trust Agreement and Amendments to the Master Trust Agreement dated October 18, 1988, November 18, 1988, August 24, 1990, October 5, 1990, February 26, 1991, May 1, 1991, and July 30, 1993, is incorporated by reference to the Registrant's Registration Statement filed with the SEC on January 28, 1994 ("Post-Effective Amendment No. 13").

(a)(2) Amendment to Master Trust Agreement with respect to Security and Growth Fund is incorporated by reference to the Registrant's Registration Statement filed with the SEC on March 23, 1995 ("Post-Effective Amendment No. 16").

(b)(1) By-Laws are incorporated by reference to Registrant's Registration Statement filed with the SEC on October 19, 1988 (the "Registration Statement").

(b)(2) Amended and Restated Bylaws are incorporated by reference to the Registrant's Registration Statement filed with the SEC on March 29, 2004 ("Post-Effective Amendment No. 28").

(c) Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and Smith Barney Shearson Asset Management ("Asset Management") relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

(d)(2) Investment Advisory Agreement and Administration Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. relating to Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

(e) Distribution Agreement between the Registrant and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No. 22.

(f) Not Applicable.

(g)(1) Form of Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 20.

(g)(2) Custodian Agreement with State Street Bank and Trust Company is Agreement is incorporated by reference to Post-Effective Amendment No. 26.

(h)(1) Administration Agreements dated April 21, 1994 between the Registrant and Smith Barney Advisers, Inc. relating to Series 2000 is incorporated by reference to Post-Effective Amendment No.16.

(h)(2) Transfer Agency Agreement between the Registrant and First Data Investor Services Group formerly known as The Shareholder Services Group, Inc. dated August 2, 1993 is incorporated by reference to Post-Effective Amendment No. 13.

(h)(3) Shareholder Services Plan between the Registrant and Smith Barney Shearson relating to Series 2000 is incorporated by reference to Post-Effective Amendment No. 13.

(h)(4) Shareholder Services Plan between the Registrant and Smith Barney relating to Security & Growth Fund is incorporated by reference to Post-Effective Amendment No. 16

(i) Not Applicable


(j)(1) Consent of independent registered accounting firm filed herein.


(j)(2) Power of Attorney is incorporated by reference To Post-Effective Amendment No. 27.

(k) Not Applicable.

(l)(1) Form of Purchase Agreement relating to Series 2000 is incorporated by reference to Post- Effective Amendment No. 8.

(1)(2) Form of Purchase Agreement relating to Security and Growth Fund is incorporated by reference to Post-Effective Amendment No. 16.

(m) Not Applicable.

(n) Not Applicable

(o) Not Applicable.

(p)(1) Code of Ethics is incorporated by reference To Post-Effective Amendment No. 24.

(p)(2) Code of Ethics of Salomon Smith Barney is incorporated by reference To Post-Effective Amendment No. 27.

Item 23. None

Item 24. Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1.

Item 25. Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) was formed in December 1968 under the laws of the State of Delaware. Smith Barney Fund Management LLC ("SBFM")is a wholly owned subsidiary of Citigroup Global Markets Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 25 of officers and directors of SBFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 26. Principal Underwriters

(a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 27. Location of Accountants and Record

(1) With respect to the Registrant, Investment Adviser and Administrator:

       c/o Smith Barney Fund Management LLC
       399 Park Avenue
       New York, New York 10022

(2) With respect to the Registrant's Custodian:

       State Street Bank & Trust Company
       225 Franklin Street
       Boston, Massachusetts 02110

(3) With respect to the Transfer Agent:

       Citicorp Trust Bank, fsb
       125 Broad Street
       New York, NY 10004

(4) With respect to the Sub-Transfer Agent:

       PFPC Inc.
       101 Federal Street
       Boston, Massachusetts 02110

(5) With respect to the Distributor:

       Citigroup Global Markets Inc.
       388 Greenwich Street
       New York, New York 10013

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

Not Applicable

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY PRINCIPAL RETURN FUND, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 28th day of January, 2005.

SMITH BARNEY PRINCIPAL RETURN FUND

       By:/s/ R. Jay Gerken
       R. Jay Gerken,
       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                          Date


/s/ R. Jay Gerken              Chairman of the Board                03/30/05
R. Jay Gerken                  (Chief Executive Officer)

/s/ Kaprel Ozsolak             Treasurer                            03/30/05
Kaprel Ozsolak                 (Chief Financial and
                               Accounting Officer)

/s/ Paul R. Ades*              Trustee                              03/30/05
Paul R. Ades

/s/ Dwight B. Crane*           Trustee                              03/30/05
Dwight B. Crane

/s/ Frank Hubbard*             Trustee                              03/30/05
Frank Hubbard

/s/Jerome Miller*              Trustee                              03/30/05
Jerome Miller

/s/ Ken Miller*                Trustee                              03/30/05
Ken Miller


*Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 20, 2002.

/s/ R. Jay Gerken
R. Jay Gerken